Other Long-Term Liabilities (Schedule Of Other Long-Term Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010
Other Long-Term Liabilities [Line Items]
Other long-term liabilities	$ 620,512,000	[1]	$ 542,812,000	[1]
Accrued liabilities	400,000	[2]	1,000,000	[2]
Other long-term liabilities	620,912,000		543,812,000
Current portion	(37,649,000)		(19,096,000)
Total other long-term Liabilities	583,263,000		524,716,000
Terms of leases (in years)	12
Lease term, remaining balances due	893,110,000
Carrying value of vessels being funded	89,790,000		69,072,000
Financing from lessor	150,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Outstanding balance at end of lease term	0
Percentage of delivery valuation amount	80.00%
Amount of option to purchase the vessel from the lessor	1
2012	65,179,000
2013	71,484,000
2014	71,744,000
2015	136,155,000
2016	299,340,000
Thereafter	249,208,000
Capital Leases, Future Minimum Payments Due, Total	893,110,000
Less amounts representing: Interest	(163,943,000)
Less amounts representing: Amounts yet to be funded, limited as described above	(108,655,000)
Capital Lease Obligation	620,512,000
Leases For Five 4500 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	5
Percentage of proceeds received by lessee	99.90%
Amount of cash deposit account	60,000,000
Carrying value of vessels being funded	470,770,000		440,208,000
Number of vessels delivered	5		1
Leases For Five 4500 TEU Vessels [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Lease term, remaining balances due	66,000,000
Capital Leases, Future Minimum Payments Due, Total	66,000,000
Leases For Five 4500 TEU Vessels [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Lease term, remaining balances due	64,000,000
Capital Leases, Future Minimum Payments Due, Total	64,000,000
Lease For One 13100 TEU Vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12
Carrying value of vessels being funded	170,330,000		108,988,000
Financing from lessor	141,545,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
Outstanding balance at end of lease term	48,000,000
Accrued Liabilities [Member]
Other Long-Term Liabilities [Line Items]
Number of deferral vessel delivered	11
Total aggregate amount at deferred delivery date	19,000,000
Amount due to shipyards	1,100,000
Amount due per vessel to shipyards	100,000
Number of vessels delivered	7
Amount of remaining balance of delivered vessels	400,000
Accrued Liabilities [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Additional amount payable per vessel depending on size of vessel	1,875,000
Accrued Liabilities [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Additional amount payable per vessel depending on size of vessel	$ 1,333,333

[1]	(a) Other long-term liabilities: The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts. In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts. The leases in these arrangements are capital leases in the consolidated financial statements and, during the construction period, the lessees are the owners of the vessels under construction for accounting purposes. In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are VIEs and whose only assets and operations are to hold the Company's leases and vessels. The Company, through the Management Agreements (note 2), operates the vessels during the lease term and supervises the vessels' construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes. No gain or loss is recognized upon initial consolidation of the lessors. The liabilities of the lessor are loans due to the associated financial institutions and are non-recourse to the Company. The amounts funded to the lessors materially match the funding received by the Company's subsidiaries. As a result, the amounts due by the Company's subsidiaries to the lessors have been included in Other Long-term Liabilities as representing the lessor's loans due to the applicable financial institutions. The terms of the leases are as follows: (i) Leases for five 4500 TEU vessels The terms of the leases are five years beginning from each vessel's delivery dates. At the end of each lease term, the remaining balances ranging from $64 million to $66 million will be due. At the end of the lease term, the lessee will be appointed sales agent to sell the vessels; the lessee will receive 99.9% of the proceeds from the sale of each vessel and can choose to purchase the vessels. In October 2010, the terms of these five leases were amended such that the amount of the obligations under the lease that are guaranteed by Seaspan Corporation was reduced to a lower fixed amount, plus amounts for any adjustments to the outstanding balance from time to time due to changes in certain tax and related assumptions used to compute the lease payments. Under this arrangement, the Company has five capital leases with subsidiaries of a financial institution whose primary assets and activities are to hold the Company's leases. As of December 31, 2011, all five of the vessels (December 31, 2010—one) have been delivered. The Company has placed $60,000,000 in a cash deposit account over which the lessor has a first priority interest. As of December 31, 2011, the carrying value of the vessels being funded under this facility is $470,770,000 (2010—$440,208,000). (ii) Lease for one 13100 TEU vessel The term of the lease is 12 years beginning from the vessel's delivery date. The lessor has provided $141,545,000 of financing. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease term the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the lessee. As of December 31, 2011, this vessel has been delivered. As of December 31, 2011, the carrying value of the vessel being funded under this facility is $170,330,000 (2010—$108,988,000). (iii) Lease for one 13100 TEU vessel The term of the lease is 12 years beginning from the vessel's delivery date. The lessor will provide financing in an amount equal to the lower of $150,000,000 or 80% of the delivery valuation amount. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1. As of December 31, 2011, the carrying value of the vessel being funded under this facility is $89,790,000 (2010—$69,072,000). The vessel has not yet been delivered. Based on maximum amounts funded, payments under the leases would be due to the lessors as follows: 2012 $ 65,179 2013 71,484 2014 71,744 2015 136,155 2016 299,340 Thereafter 249,208 893,110 Less amounts representing: Interest (163,943) Amounts yet to be funded, limited as described above (108,655) $ 620,512
[2]	Accrued liabilities: In connection with the deferral of 11 vessel deliveries, the Company will pay an additional amount of $1,333,333 or $1,875,000 per vessel, depending on the size of the vessel, at the deferred delivery date for a total aggregate amount of $19,000,000. The $1,100,000 (representing $100,000 for each of the 11 vessels) would have been due to the shipyards in connection with the deferral options had they not been exercised and is considered to represent the cost of entering into the delivery deferral options. Since 7 of the vessels have been delivered, the remaining balance is $400,000 as at December 31, 2011.